Goodwill and Trade Name - Schedule of Reconciliation of Changes in Goodwill and Trade Name (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 3,800
Impairment		$ 1,205
Goodwill, ending balance		3,800
Goodwil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	3,800	4,992
Foreign currency translation		13
Impairment	(3,800)	(1,205)
Goodwill, ending balance		3,800	4,992
Trade Name
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	14,000	14,000
Impairment	$ (14,000)
Goodwill, ending balance		$ 14,000	$ 14,000